5. STOCKHOLDERS' DEFICIT	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
STOCKHOLDERS' DEFICIT

(A)       Common Stock Issued for Cash

On June 16, 2015, the Company issued 4,675,811 share of common stock for $150,000 ($0.03/share).

On July 9, 2015, the Company issued 3,731,343 share of common stock for $100,000 ($0.026/share).

On August 3, 2015, the Company issued 4,152,824 share of common stock for $100,000 ($0.024/share).

On September 28, 2015, the Company issued 4,166,667 share of common stock for $100,000 ($0.024/share).

On October 19, 2015, the Company issued 3,894,081 shares of common stock for $100,000 ($0.026/share).

On November 16, 2015, the Company issued 4,166,667 shares of common stock for $100,000 ($0.024/share).

On December 21, 2015, the Company issued 5,186,722 shares of common stock for $100,000 ($0.019/share).

On February 16, 2016 the Company issued 5,630,631 share of common stock for $100,000 ($0.018/share).

On March 28, 2016 the Company issued 5,411,255 share of common stock for $100,000 ($0.018/share).

On April 25, 2016 the Company issued 5,952,381 share of common stock for $100,000 ($0.017/share).

On June 28, 2016 the Company issued 7,812,500 share of common stock for $125,000 ($0.016/share).

(B) Common Stock Issued for Service

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

On March 5, 2015, the Company issued 10,000 shares with a fair value of $321 ($0.0321/share) to a consultant as consideration for consulting fees owed from October 1, 2014 through February 28, 2015 of $10,000. The issuance of shares resulted in gain on settlement of accounts payable of $9,679.

On November 9, 2015, the Company issued 14,000 shares with a fair value of $434 ($0.031/share) to a consultant as consideration for consulting fees owed from March 1, 2015 through September 30, 2015 of $14,000. The issuance of shares resulted in gain on settlement of accounts payable of $13,566.

On April 4, 2016, the Company issued 12,000 shares with a fair value of $296 ($0.0247/share) to a consultant as consideration for consulting fees owed from October 1, 2015 through March 31, 2016 of $6,000. The issuance of shares resulted in gain on settlement of accounts payable of $5,704.

(C) Common Stock Warrants

On June 23, 2016, the Company issued 12,867,681 shares in connection with the cashless exercise of the 13,500,000 warrants.

On May 5, 2016, the Company issued 7,627,907 shares in connection with the cashless exercise of the 8,000,000 warrants.

On April 7, 2016, the Company issued 958,506 shares in connection with the cashless exercise of the 1,000,000 warrants.

On April 7, 2016, the Company issued 958,506 shares in connection with the cashless exercise of the 1,000,000 warrants.

On January 21, 2015, the Company issued 2,918,919 shares in connection with the cashless exercise of the 3,000,000 warrants.

On January 23, 2015, the Company issued 3-year warrant for 2,000,000 shares to a related party, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $72,317, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on February 2, 2016, and for a period expiring on January 19, 2018.

Grant Date

Expected dividends	0%
Expected volatility	88.13%
Expected term	3 years
Risk free interest rate	1.33%
Expected forfeitures	0%

On May 28, 2015, the Company issued 3-year warrant for 3,000,000 shares to a related party, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $117,503, based upon the Black-Scholes option-pricing model on the date of grant and vesting on October 28, 2016, and will be exercisable on May 28, 2018, and for a period expiring on May 28, 2022. During the six months ended June 30, 2016 and 2015, the Company recorded $41,432 and $79,789 as an expense for warrants issued to related party.

Grant Date

Expected dividends	0%
Expected volatility	77.49%
Expected term	4 years
Risk free interest rate	1.24%
Expected forfeitures	0%

On June 22, 2015, the Company issued 3-year warrant for 15,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $590,335, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on December 28, 2015, and for a period expiring on June 22, 2018.

Grant Date

Expected dividends	0%
Expected volatility	78.85%
Expected term	3 years
Risk free interest rate	1.06%
Expected forfeitures	0%

On January 1, 2016, the Company issued 3-year warrant for 6,000,000 shares to a related party, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $234,086, based upon the Black-Scholes option-pricing model on the date of grant and vesting on February 20, 2017, and will be exercisable on February 20, 2018, and for a period expiring on February 20, 2021. During the six months ended June 30, 2016, the Company recorded $101,850 as an expense for warrants issued to related party.

Grant Date

Expected dividends	0%
Expected volatility	82.95%
Expected term	4 years
Risk free interest rate	1.31%
Expected forfeitures	0%

On July 2, 2015, the Company issued 1,176,922 shares in connection with the cashless exercise of the 1,200,000 warrants.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2014	18,200,000	$0.001	2.1
Granted	20,000,000
Exercised	(4,200,000)
Cancelled/Forfeited	-
Balance, December 31, 2015	34,000,000	$0.001	1.7
Granted	6,000,000
Exercised	(23,500,000)
Cancelled/Forfeited	-
Balance, June 30, 2016	16,500,000	$0.001	1.5

Intrinsic Value	$657,000

For the six months ended June 30, 2016, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	16,500,000	1.5	$657,000

For the year ended December 31, 2015, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	34,000,000	1.7	$842,000

(D)  Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock.  Two shares of Series A Preferred stock have been authorized.